Share Repurchase (Details) - Automatic Share Repurchase Agreements [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares repurchased	1,725,000	0
Average price	$ 3.44	$ 0
Aggregate value	$ 5,939,031	$ 0